Business combinations - Vend Narrative (Details) - Vend Limited $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Apr. 16, 2021 USD ($) shares $ / shares
Disclosure of detailed information about business combination [line items]
Fair value of net assets acquired, less cash acquired			$ 371,869
Cash and cash equivalents			$ 192,020
Number shares issued as consideration (in shares) | shares			2,692,277
Fair value per share transferred (in USD per share) | $ / shares			$ 66.89
Acquisition-related costs	$ 319	$ 1,151
Right-of-use assets at acquisition date			$ 2,761
Lease liabilities at acquisition date			$ 2,761
Customer relationships
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
Acquired software technologies
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years